Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues
Distribution (includes $279 related party revenues; 2016 – $160) (Note 26)	$ 4,366	$ 4,915
Transmission (includes $1,526 related party revenues; 2016 – $1,556) (Note 26)	1,581	1,587
Total revenues	5,947	6,502
Costs
Purchased power (includes $1,594 related party costs; 2016 – $2,103) (Note 26)	2,875	3,427
Operation, maintenance and administration (Note 26)	1,014	1,043
Depreciation and amortization (Note 5)	810	769
Total costs	4,699	5,239
Income before financing charges and income taxes	1,248	1,263
Financing charges (Note 6)	411	392
Income before income taxes	837	871
Income taxes (Note 7)	120	135
Net income	717	736
Other comprehensive income	0	0
Comprehensive income	717	736
Net income attributable to:
Noncontrolling interest (Note 25)	6	6
Common shareholder	711	730
Net income	717	736
Comprehensive income attributable to:
Noncontrolling interest (Note 25)	6	6
Common shareholder	$ 711	$ 730
Earnings per common share (Note 23)
Basic (in dollars per share)	$ 4,999	$ 5,132
Diluted (in dollars per share)	4,999	5,132
Dividends per common share declared (Note 22) (in dollars per share)	$ 105	$ 14